UNIT-BASED COMPENSATION (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unit-based compensation expense		$ 683	$ 1,613	$ 195
Unit-based compensation expense associated with accelerated vesting		$ 0	$ 510
Long-Term Incentive Plan [Member] | Phantom Unit Award [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Service vesting period	4 years